Intangible Assets	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

NOTE 3 – INTANGIBLE ASSETS

Below are summarized changes in intangible assets at October 31, 2022, and July 31, 2022:

	Gross Carrying	Accumulated	Net Carrying
October 31, 2022	Value	Amortization	Amount
NetSapiens - license, 10 years	$150,000	$(150,000)	$-
Customer relationships, 5 years	40,000	(38,017)	1,983
Customer relationships, 7 years	10,947,262	(2,943,548)	8,003,714
Trademarks, 7 & 10 years	7,148,000	(1,226,311)	5,921,689
Non-compete, 2 & 3 years	931,000	(507,083)	423,917
Marketing & Non-compete, 5 years	800,263	(719,983)	80,280
Total Definite-lived Intangible Assets	20,016,525	(5,584,942)	14,431,583
Goodwill	19,380,080	-	19,380,080
Balance, October 31, 2022	$39,396,605	$(5,584,942)	$33,811,663

	Gross Carrying	Accumulated	Net Carrying
July 31, 2022	Value	Amortization	Amount
NetSapiens - license, 10 years	$150,000	$(150,000)	$-
Customer relationships, 5 years	40,000	(36,684)	3,316
Customer relationships, 7 years	10,947,262	(2,573,052)	8,374,210
Trademarks, 7 & 10 years	7,148,000	(993,806)	6,154,194
Non-compete, 2 & 3 years	931,000	(394,583)	536,417
Marketing & Non-compete, 5 years	800,263	(679,980)	120,283
Total Definite-lived Intangible Assets	20,016,525	(4,828,105)	15,188,420
Goodwill	19,380,080	-	19,380,080
Balance, July 31, 2022	$39,396,605	$(4,828,105)	$34,568,500

Total amortization expense for the three months ended October 31, 2022, and 2021 was $756,837 and $433,785, respectively.

NOTE 3 - INTANGIBLE ASSETS

Below are summarized changes in intangible assets at July 31, 2022, and July 31, 2021:

July 31, 2022	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
NetSapiens - license, 10 years	$150,000	$(150,000)	$-
Customer relationships, 5 years	40,000	(36,684)	3,316
Customer relationships, 7 years	10,947,262	(2,573,052)	8,374,210
Trademarks, 7 & 10 years	7,148,000	(993,806)	6,154,194
Non-compete, 2 & 3 years	931,000	(394,583)	536,417
Marketing & Non-compete, 5 years	800,263	(679,980)	120,283
Total Definite-lived Intangible Assets	20,016,525	(4,828,105)	15,188,420
Goodwill	19,380,080	-	19,380,080
Balance, July 31, 2022	$39,396,605	$(4,828,105)	$34,568,500

July 31, 2021	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
NetSapiens - license, 10 years	$150,000	$(150,000)	$-
Customer relationships, 5 years	40,000	(28,672)	11,328
Customer relationships 7 years	6,790,000	(1,310,720)	5,479,280
Trademarks, 7 years	2,870,000	(307,500)	2,562,500
Non-compete, 2 & 3 years	291,000	(97,500)	193,500
Marketing & Non-compete, 5 years	800,000	(520,000)	280,000
Total Definite-lived Intangible Assets	10,941,000	(2,414,392)	8,526,608
Goodwill	3,931,298	-	3,931,298
Balance, July 31, 2021	$14,872,298	$(2,414,392)	$12,457,906

Total amortization expense for the year ended July 31, 2022, and 2021 was $2,448,274 and $1,396,214, respectively.